Investment in finance leases, net	12 Months Ended
Dec. 31, 2025
Flight Equipment, Net [Abstract]
Investment in finance leases, net	Investment in finance leases, net
Components of investment in finance leases, net as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Future minimum lease payments to be received, net	$1,376,169	$1,189,932
Estimated residual values of leased flight equipment	1,138,541	516,550
Less: Unearned income	(694,940)	(487,729)
Less: Allowance for credit losses (Note 27)	(12,276)	(10,168)
	$1,807,494	$1,208,585
Investment in finance leases consists of sales-type leases of flight equipment and represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related unearned income.
As of December 31, 2025, the cash flows receivable, including the estimated residual value at lease termination, from sales-type leases were as follows:

Cash flows receivable
2026	$551,622
2027	435,613
2028	347,056
2029	212,885
2030	139,192
Thereafter	828,342
Undiscounted cash flows receivable	$2,514,710
Less: Unearned income	(694,940)
Less: Allowance for credit losses (Note 27)	(12,276)
$1,807,494
During the years ended December 31, 2025, 2024 and 2023, we recognized interest income from investment in finance leases, net of $156 million, $96 million and $101 million, respectively, included in basic lease rents.